Operating Lease Agreement - Summary of Future Minimum Lease Payments Receivable (Detail) - Future minimum lease [Member] - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	$ 1,534,891	$ 1,386,944	$ 1,304,219
Not later than 1 year [Member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	720,071	656,672	554,505
Between 1 and 5 years [Member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	809,179	728,712	714,262
More than 5 years [Member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	$ 5,641	$ 1,560	$ 35,452